Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and intangible assets
Schedule of identifiable intangible assets

	2019	2020
	Balance		Purchase			Transferred		Balance
	at		price		Impairment	to assets	Year-to-date	at
	December 31,	Acquisitions	adjustments	Disposals	Charge	held for sale	amortization	December 31,
Licenses	$182,969	$559,250	$(505)	$(1,095)	$(23,659)	$(19,690)	$(34,778)	$662,492
Trade names	1,921	49,180	767	(29)	—	(600)	(3,419)	47,820
Service agreements	—	69,370	—	—	—	—	(5,775)	63,595
Non-compete agreements	745	24,240	(45)	—	—	—	(1,446)	23,494
Total intangible assets, net	$185,635	$702,040	$217	$(1,124)	$(23,659)	$(20,290)	$(45,418)	$797,401

Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the cannabis operations segment were as follows:

Total
Balance at December 31, 2019	$69,326
Purchase price adjustments	76
Acquisition of Cura (Note 4)	113,252
Acquisition of Remedy (Note 4)	909
Acquisition of MEOT (Note 4)	561
Acquisition of Curaleaf NJ (Note 4)	22,863
Acquisition of Grassroots (Note 4)	257,023
Acquisition of ATG (Note 4)	19,072
Disposals (Note 8)	(1,748)
Transferred to assets held for sale (Note 7)	(11,190)
Balance at December 31, 2020	$470,144

Schedule of key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment

Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment as of December 31, 2020 is outlined in the following table:

	Grassroots	Select	New Jersey	Nevada	Arizona	Connecticut	Florida	Massachusetts
	CGU	CGU	CGU	CGU	CGU	CGU	CGU	CGU
Terminal Value Growth Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Discount Rate	14.0%	13.0%	19.0%	15.0%	19.0%	18.0%	18.0%	19.0%
Recoverable Amount	$607,958	$367,590	$187,617	$76,931	$338,205	$118,630	$343,470	$165,376
Carrying Amount of Goodwill	$245,833	$113,252	$22,863	$19,589	$15,547	$14,302	$13,410	$4,517